Related Parties and Others - Compensation Costs of Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term benefits	₩ 3,747	₩ 2,233	₩ 2,664
Expenses related to the defined benefit plan	366	346	553
Key management personnel compensation	₩ 4,113	₩ 2,579	₩ 3,217